Divestitures - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Jul. 01, 2011 Business_Unit	Sep. 30, 2011 Business_Unit
Divestitures [Line Items]
Number of businesses sold	2	2
Cash proceeds from sale of non-core assets	$ 3.0
Business One [Member]
Divestitures [Line Items]
Gain (loss) on sale of business	1.3
Business Two [Member]
Divestitures [Line Items]
Gain (loss) on sale of business	$ 1.6